Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of Fair Value Liabilities Measured on Recurring Basic

The fair value of financial instruments measured on a recurring basis was as follows as of September 30, 2023:

	As of September 30, 2023
Description	Total	Level 1	Level 2	Level 3
Liabilities:
Warrant liability	$80,514	—	—	$80,514
Total liabilities at fair value	$80,514	—	—	$80,514

There were no financial instruments measured on a recurring basis outstanding as of December 31, 2022. The fair value of financial instruments measured on a recurring basis was as follows as of December 31, 2022:

	As of December 31, 2022
Description	Total	Level 1	Level 2	Level 3
Liabilities:
Warrant liability	$1,659,468	—	—	$1,659,468
Total liabilities at fair value	$1,659,468	—	—	$1,659,468

Schedule of Warrant Liability Measured Fair Value on a Recurring Basic Using Unobservable

The following table provides a roll-forward of the warrant liability measured at fair value on a recurring basis using unobservable level 3 inputs for the nine period ended September 30, 2023 as follows:

September 30, 2023
Warrant liability
Balance as of beginning of period – December 31, 2022	$1,659,468
Extinguishment of warrant liability upon exercise of warrants	(711,024)
Change in fair value	(867,930)
Balance as of September 30, 2023	$80,514

As of December 31, 2021, there was no warrant liability. The following table provides a roll-forward of the warrant liability measured at fair value on a recurring basis using unobservable level 3 inputs for the years ended December 31, 2022 as follows:

2022
Warrant liability
Balance as of beginning of period – December 31, 2021	$-
Fair value of warrant liability recognized upon issuance of warrants	5,161,574
Extinguishment of warrant liability upon exercise of warrants	(589,839)
Change in fair value	(2,912,267)
Balance as of end of period – December 31, 2022	$1,659,468

Schedule of Anti Dilutive Securities Excluded from Computation of Earnings Per Share

The following sets forth the number of shares of common stock underlying outstanding options and warrants as of September 30, 2023 and 2022:

	September 30,
	2023	2022
Warrants	46,917	7,620
Stock options	34,310	1,910
	81,227	9,530

The following sets forth the number of shares of common stock underlying outstanding options, warrants, and convertible debt as of December 31, 2022 and 2021:

	December 31,
	2022	2021

Warrants	57,692	7,620
Stock options	1,910	1,023
	59,602	8,643